Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of the Increase In Net Assets (Detail) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets available for benefits per the financial statements	$ 105,970,088
Current year deemed distributions	(63,840)
Prior year deemed distributions	61,549
Current year employer contributions receivable	(454,852)
Pending Settlement	1,946
Prior year employer contributions receivable	1,153,891
Net income per the Form 5500	$ 106,668,782